Share Capital (Details Narrative) - USD ($)				1 Months Ended
	May 17, 2023	Jan. 26, 2022	Jan. 20, 2022	Sep. 30, 2021	May 31, 2022
IfrsStatementLineItems [Line Items]
Sale of stock		17,948,718		165,889	1,723,620
Fair value of outstanding liability				$ 98,000	$ 1,200,000
Outstanding fees settled			$ 373	$ 98,000
Sale of stock, value			$ 10,000,000
Share issued			909,901
Purchase of warrants		17,948,718
Description of shares and warrants		The common shares and warrants were issued at $0.39 for each common share and a purchase warrant with the right of each whole warrant to purchase one common share at $0.44 for a period of five years from the issue date. The Company also issued 628,205 placement agent warrants with the same terms and incurred commission and other costs of $0.7 million out of which $0.09 million was allocated to the warrants and expensed in the consolidated statements of earnings (loss) and comprehensive income (loss).
Withholding taxes					500,000
Liability associated with the Omnibus Equity Incentive Plan					$ 1,700,000
Purchase Agreement [Member]
IfrsStatementLineItems [Line Items]
Number of common shares sold	200,000
Number of common shares sold, value	$ 10,000.00